UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 8,775	$ 4,870	$ 16,969	$ 6,804
Direct operating costs	(8,200)	(4,673)	(15,849)	(6,547)
General and administrative expenses	(142)	(76)	(260)	(138)
Depreciation and amortization expense	(105)	(88)	(211)	(153)
Interest expense	(83)	(50)	(169)	(69)
Equity accounted income (loss), net	(7)	14	10	24
Impairment expense, net	0	(23)	0	(30)
Gain on acquisitions/dispositions, net	90	9	106	281
Other income (expenses), net	(7)	(9)	(21)	5
Income (loss) before income tax	321	(26)	575	177
Income tax (expense) recovery
Current	(52)	(4)	(80)	0
Deferred	39	4	29	0
Net income (loss)	308	(26)	524	177
Attributable to:
Limited partners	40	(3)	5	29
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	38	(3)	4	31
Special Limited Partners	41	0	184	0
Interest of others in operating subsidiaries	189	(20)	331	117
Net income (loss)	$ 308	$ (26)	$ 524	$ 177
Basic and diluted earnings per limited partner unit (in usd per share)	$ 0.60	$ (0.06)	$ 0.07	$ 0.55